UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21113
                                                    ------------

                     Constellation Institutional Portfolios
                   -----------------------------------------
               (Exact name of registrant as specified in charter)

                         1205 Westlakes Drive, Suite 280
                                Berwyn, PA 19312
                   -----------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John H. Grady
                   Constellation Investment Management Company
                         1205 Westlakes Drive, Suite 280
                                Berwyn, PA 19312
                   -----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                           ---------------

                   Date of fiscal year end: December 31, 2004
                                           --------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


CONSTELLATION MIDCAP CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS

AS OF SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

      COMMON STOCK - 94.37%

              SHARES                                                                      MARKET VALUE **
           --------------                                                             ------------------------
           BANKING - 11.51%
                110                 Bank of Hawaii Corp.                              $         5,198
                110                 City National Corp.                                         7,144
                340                 New York Community Bancorp                                  6,984
                165                 Peoples Bank                                                5,895
                400                 Sovereign Bancorp, Inc.                                     8,728
                150                 Webster Financial Corp.                                     7,409
                                                                                      ----------------
                                                                                               41,358
           COMMERCIAL SERVICES - 9.01%
                90                  Alliance Data System Corp. *                                3,650
                110                 Corporate Executive Board Co.                               6,736
                200                 General Maritime Corp.*                                     6,966
                170                 R.H. Donnelley Corp.                                        8,391
                240                 SUPERVALU, INC.                                             6,612
                                                                                      ----------------
                                                                                               32,355
           ELECTRONICS - 4.42%
                270                 Amphenol Corp., Class - A*                                  9,250
                310                 Nam Tai Electronics, Inc.                                   6,619
                                                                                      ----------------
                                                                                               15,869
           ENERGY - 6.81%
                510                 Aes Corp.*                                                  5,095
                80                  Ashland, Inc.                                               4,486
                130                 Canadian Natural Resources, Ltd.                            5,178
                170                 Consol Energy Inc.                                          5,931
                410                 El Paso Corp.                                               3,768
                                                                                      ----------------
                                                                                               24,458
           FINANCE - 2.07%
                160                 First Marblehead Corp. *                                    7,424

           GAS - 4.66%
                410                 MDU Resources Group, Inc.                                  10,795
                130                 Questar Corp.                                               5,957
                                                                                      ----------------
                                                                                               16,752
           HEALTHCARE - 6.37%
                200                 Community Health Systems, Inc.*                             5,336
                140                 Health Net Inc.*                                            3,461
                600                 Healthsouth Corp. *                                         3,030
                320                 Endo Pharmaceuticals Holdings Inc.*                         5,875
                150                 Triad Hospitals Inc.*                                       5,166
                                                                                      ----------------
                                                                                               22,868
           HOTELS/RESORTS - 3.68%
                60                  Four Seasons Hotels Inc.                                    3,846
                420                 Host Marriott Corp. (REIT)                                  5,893
                70                  MGM Mirage                                                  3,476
                                                                                      ----------------
                                                                                               13,215

CONSTELLATION MIDCAP CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS

AS OF SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

      COMMON STOCK - 94.37%

              SHARES                                                                      MARKET VALUE **
           --------------                                                             ------------------------
           INDUSTRIAL - 8.67%
                80                  Fluor Corp.                                                 3,562
                120                 Internationl Steel Group Inc.*                              4,044
                120                 Lafarge North America Inc.                                  5,627
                90                  Murphy Oil Corp.                                            7,809
                100                 Potash Corp. of Saskatchewan                                6,417
                190                 Smurfit-Stone Container Corp.*                              3,680
                                                                                      ----------------
                                                                                               31,139
           INSURANCE - 1.27%
                100                 SAFECO Corp.                                                4,565

           MANUFACTURING - 5.69%
                110                 Goodrich Corp.                                              3,450
                90                  International Flavors & Fragrances Inc.                     3,438
                210                 NOVA Chemicals Corp.                                        8,127
                90                  Precision Castparts Corp.                                   5,405
                                                                                      ----------------
                                                                                               20,420
           PROPERTIES - 4.51%
                160                 Toll Brothers Inc.*                                         7,413
                140                 Vornado Realty Trust (REIT)                                 8,775
                                                                                      ----------------
                                                                                               16,188
           RETAIL - 5.70%
                390                 Blockbuster Inc.                                            2,960
                210                 Foot Locker, Inc.                                           4,977
                260                 PetSmart, Inc.                                              7,381
                150                 Urban Outfitters Inc.*                                      5,160
                                                                                      ----------------
                                                                                               20,478

           TECHNOLOGY - 3.79%
                70                  Cognos, Inc. *                                              2,486
                150                 GTECH Holdings Corp.                                        3,798
                270                 Intergraph Corp. *                                          7,336
                                                                                      ----------------
                                                                                               13,620

           TELECOMMUNICATIONS - 13.74%
               1,030                Alamosa Holdings, Inc. *                                    7,869
                430                 American Tower Corp.*                                       6,600
                240                 Check Point Software Technology, Inc.*                      4,073
                90                  Harris Corp.                                                4,945
                130                 L-3 Communications Holdings*                                8,710
                380                 McAfee, Inc. *                                              7,638
                150                 NII Holdings, Inc.*                                         6,182
                130                 Western Wireless Corp.*                                     3,342
                                                                                      ----------------
                                                                                               49,359

CONSTELLATION MIDCAP CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS

AS OF SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

      COMMON STOCK - 94.37%

              SHARES                                                                      MARKET VALUE **
           --------------                                                             ------------------------
           WASTE MANAGEMENT - 2.47%
                190                 Republic Services, Inc.                                     5,654
                70                  Stericycle Inc.*                                            3,213
                                                                                      ----------------
                                                                                                8,867

      TOTAL COMMON STOCK                                                                      338,935
           (cost $304,262)

      OTHER ASSETS LESS LIABILITIES  - 5.63%                                                   20,226
                                                                                      ----------------

      NET ASSETS   100.00%                                                            $       359,161
                                                                                      ================

*non-income producing securities

**Security Valuation - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Constellation Institutional Portfolios
            -------------------------------------------

By (Signature and Title)*          /s/  John H. Grady
                         -------------------------------------------------------
                                   John H. Grady, President
                                   (principal executive officer)

Date    November 29, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/  John H. Grady
                         -------------------------------------------------------
                                   John H. Grady, President
                                   (principal executive officer)

Date   November 29, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*          /s/ John J. Canning
                         -------------------------------------------------------
                                   John J. Canning, Vice President and Secretary
                                   (principal financial officer)

Date     November 29, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.